Capital Income Builder, Inc.
          333 South Hope Street, Los Angeles, California  90071
                      Telephone: (213) 486-9200

                                           January 5, 1999

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Capital Income Builder, Inc.
     File Nos. 811-5085 and 33-12967

Gentlemen:

      Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 12/29/98 of Registrant's Post-Effective Amendment No. 14 under The Securities Act of 1933 and Amendment No. 16 under The Investment Company Act of 1940.


                                           Sincerely,
                                           /s/Vincent P. Corti
                                           Vincent P. Corti
                                           Secretary

cc: Mr. Frank Dalton
    Mr. Bric Barrientos
    (Division of Investment Management)